Principal subsidiaries - Significant subsidiaries (Details)	12 Months Ended
Dec. 31, 2017
Barclays Bank PLC [member]
Disclosure of subsidiaries [line items]
Company Name	Barclays Bank PLC
Principal place of business or incorporation	England
Nature of business	Banking, holding Company
Percentage of voting rights held	100.00%
Proportion of ownership interest, non-controlling	11.00%
Proportion of voting interest, non-controlling	0.00%
Barclays Capital Securities Limited [Member]
Disclosure of subsidiaries [line items]
Company Name	Barclays Capital Securities Limited
Principal place of business or incorporation	England
Nature of business	Securities dealing
Percentage of voting rights held	100.00%
Proportion of ownership interest, non-controlling	0.00%
Proportion of voting interest, non-controlling	0.00%
Barclays Securities Japan Limited [Member]
Disclosure of subsidiaries [line items]
Company Name	Barclays Securities Japan Limited
Principal place of business or incorporation	Japan
Nature of business	Securities dealing
Percentage of voting rights held	100.00%
Proportion of ownership interest, non-controlling	0.00%
Proportion of voting interest, non-controlling	0.00%
Barclays Capital Inc [Member]
Disclosure of subsidiaries [line items]
Company Name	Barclays Capital Inc
Principal place of business or incorporation	United States
Nature of business	Securities dealing
Percentage of voting rights held	100.00%
Proportion of ownership interest, non-controlling	0.00%
Proportion of voting interest, non-controlling	0.00%
Barclays Bank Delaware [Member]
Disclosure of subsidiaries [line items]
Company Name	Barclays Bank Delaware
Principal place of business or incorporation	United States
Nature of business	Credit card issuer
Percentage of voting rights held	100.00%
Proportion of ownership interest, non-controlling	0.00%
Proportion of voting interest, non-controlling	0.00%